UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

AllianzGI Money Market Fund (the “Fund”), a fund of the Allianz Funds trust, invests as part of a master-feeder structure. The Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio (the “Master Portfolio”), a portfolio of the State Street Master Funds trust. The value of the Fund’s investment in the Master Portfolio reflects its proportionate interest in the net assets of the Master Portfolio. At March 31, 2013, the Fund owned less than 1% of the Master Portfolio. The portfolio of investments for the Master Portfolio follows.

State Street Money Market Portfolio

Portfolio of Investments

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER — 7.0%
Aspen Funding Corp. (a)(b)	0.253%	04/24/2013	04/24/2013	$100,000,000	$99,984,028
Gemini Securitization Corp. LLC (a)(b)	0.253%	04/17/2013	04/17/2013	125,000,000	124,986,111
Gemini Securitization Corp. LLC (a)(b)	0.253%	04/24/2013	04/24/2013	100,000,000	99,984,028
Kells Funding LLC (b)(c)	0.325%	04/05/2013	04/05/2013	150,000,000	149,994,667
Kells Funding LLC (b)(c)	0.406%	04/08/2013	04/08/2013	250,000,000	249,980,556
Kells Funding LLC (b)(c)	0.274%	05/17/2013	05/17/2013	125,000,000	124,956,875
Kells Funding LLC (b)(c)	0.274%	05/20/2013	05/20/2013	150,000,000	149,944,875
Kells Funding LLC (b)(c)	0.244%	06/05/2013	06/05/2013	150,000,000	149,935,000
Kells Funding LLC (b)(c)	0.244%	06/07/2013	06/07/2013	100,000,000	99,955,333
Kells Funding LLC (b)(c)	0.240%	06/17/2013	06/17/2013	50,000,000	49,974,333
Kells Funding LLC (b)(c)	0.244%	06/19/2013	06/19/2013	200,000,000	199,894,667
Kells Funding LLC (b)(c)	0.233%	07/02/2013	07/02/2013	50,000,000	49,970,611
Kells Funding LLC (b)(c)	0.233%	07/02/2013	07/02/2013	59,000,000	58,965,321
Kells Funding LLC (b)(c)	0.223%	07/25/2013	07/25/2013	50,000,000	49,964,861
Newport Funding Corp. (a)(b)	0.253%	04/24/2013	04/24/2013	75,000,000	74,988,021
Northern Pines Funding LLC (b)(c)	0.253%	04/17/2013	04/17/2013	250,000,000	249,972,222
Northern Pines Funding LLC (b)(c)	0.243%	06/10/2013	06/10/2013	100,000,000	99,953,333
Ridgefield Funding Co. (b)(c)	0.477%	04/15/2013	04/15/2013	45,000,000	44,991,775
Ridgefield Funding Co. (b)(c)	0.518%	05/09/2013	05/09/2013	84,000,000	83,954,780

TOTAL ASSET BACKED COMMERCIAL PAPER					2,212,351,397

FINANCIAL COMPANY COMMERCIAL PAPER — 14.8%
Australia & New Zealand Banking Group (a)(b)	0.213%	07/01/2013	07/01/2013	180,000,000	179,904,450
Bank of Tokyo - Mitsubishi (b)	0.240%	06/04/2013	06/04/2013	300,000,000	299,872,000
BNP Paribas (b)	0.366%	07/11/2013	07/11/2013	197,000,000	196,801,030
Caisse des Depots et Consignations (b)(c)	0.285%	05/08/2013	05/08/2013	50,000,000	49,985,354
Caisse des Depots et Consignations (b)(c)	0.295%	05/23/2013	05/23/2013	50,000,000	49,978,694
Caisse des Depots et Consignations (b)(c)	0.240%	06/03/2013	06/03/2013	255,000,000	254,892,900
Caisse des Depots et Consignations (b)(c)	0.238%	07/08/2013	07/08/2013	300,000,000	299,808,083
Caisse des Depots et Consignations (b)(c)	0.238%	07/12/2013	07/12/2013	125,000,000	124,916,771
Collateralized Commercial Paper II Co. LLC (b)(c)	0.345%	07/08/2013	07/08/2013	50,000,000	49,953,722
Collateralized Commercial Paper Co. LLC (b)	0.345%	07/08/2013	07/08/2013	220,000,000	219,796,378
Collateralized Commercial Paper Co. LLC (b)	0.305%	07/29/2013	07/29/2013	325,000,000	324,677,708
DnB Bank ASA (a)(d)	0.349%	04/05/2013	07/05/2013	250,000,000	250,000,000
General Electric Capital Corp. (b)	0.203%	06/25/2013	06/25/2013	14,000,000	13,993,389
General Electric Capital Corp. (b)	0.203%	07/02/2013	07/02/2013	54,000,000	53,972,400
General Electric Capital Corp. (b)	0.203%	07/03/2013	07/03/2013	54,000,000	53,972,100
General Electric Capital Corp. (b)	0.223%	07/30/2013	07/30/2013	45,000,000	44,967,000
General Electric Capital Corp. (b)	0.223%	07/31/2013	07/31/2013	183,000,000	182,864,682
HSBC Bank PLC (a)(d)	0.355%	04/09/2013	07/09/2013	95,000,000	95,000,000
HSBC Bank PLC (a)(d)	0.346%	05/07/2013	02/05/2014	63,000,000	62,995,158
HSBC Bank PLC (a)(d)	0.346%	05/07/2013	02/07/2014	42,000,000	41,999,282
JPMorgan Chase & Co. (d)	0.282%	04/08/2013	04/08/2013	170,000,000	170,000,000
JPMorgan Chase & Co. (d)	0.295%	04/22/2013	04/22/2013	250,000,000	250,000,000
Nationwide Building Society (a)(b)	0.386%	04/03/2013	04/03/2013	170,000,000	169,996,411
Nordea Bank AB (b)	0.238%	05/23/2013	05/23/2013	100,000,000	99,966,056
Nordea Bank AB (b)	0.203%	06/06/2013	06/06/2013	80,000,000	79,970,667
Skandinaviska Enskilda Banken AB (a)(b)	0.351%	04/19/2013	04/19/2013	220,000,000	219,961,500
Swedbank AB (b)	0.228%	06/11/2013	06/11/2013	100,000,000	99,955,625
Toyota Motor Credit Corp. (b)	0.220%	05/10/2013	05/10/2013	69,300,000	69,283,484
Toyota Motor Credit Corp. (b)	0.233%	05/24/2013	05/24/2013	35,600,000	35,587,945
Toyota Motor Credit Corp. (b)	0.233%	05/29/2013	05/29/2013	50,600,000	50,581,250
Westpac Banking Corp. (a)(d)	0.355%	04/08/2013	01/06/2014	250,000,000	249,993,233
Westpac Banking Corp. (a)(d)	0.351%	04/22/2013	01/21/2014	130,000,000	130,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Westpac Banking Corp. (a)(d)	0.351%	04/24/2013	01/24/2014	$175,000,000	$175,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					4,650,647,272

CERTIFICATES OF DEPOSIT — 46.1%
Bank of Montreal (d)	0.273%	04/18/2013	09/13/2013	325,000,000	325,000,000
Bank of Nova Scotia (d)	0.263%	04/08/2013	09/03/2013	335,000,000	335,000,000
Bank of Tokyo - Mitsubishi (b)	0.240%	06/17/2013	06/17/2013	500,000,000	500,000,000
Bank of Tokyo - Mitsubishi (b)	0.240%	07/03/2013	07/03/2013	600,000,000	600,000,000
Barclays Bank (b)	0.450%	06/10/2013	06/10/2013	400,000,000	400,000,000
Barclays Bank (d)	0.412%	04/03/2013	09/03/2013	200,000,000	200,000,000
BNP Paribas (b)	0.360%	07/11/2013	07/11/2013	197,000,000	197,000,000
Canadian Imperial Bank of Commerce (d)	0.284%	04/05/2013	08/30/2013	195,000,000	195,000,000
Cooperatieve Centrale (d)	0.335%	04/09/2013	10/09/2013	200,000,000	200,000,000
Cooperatieve Centrale (d)	0.385%	04/08/2013	01/06/2014	300,000,000	299,992,941
Cooperatieve Centrale (d)	0.343%	06/06/2013	03/06/2014	380,000,000	380,000,000
Credit Suisse (b)	0.270%	04/29/2013	04/29/2013	200,000,000	200,000,000
Credit Suisse (b)	0.250%	07/05/2013	07/05/2013	250,000,000	250,000,000
Credit Suisse (d)	0.254%	04/05/2013	08/05/2013	250,000,000	250,000,000
Credit Suisse (d)	0.262%	04/09/2013	09/09/2013	235,000,000	235,000,000
Deutsche Bank AG (b)	0.230%	04/23/2013	04/23/2013	700,000,000	700,000,000
Deutsche Bank AG (b)	0.240%	06/03/2013	06/03/2013	150,000,000	150,000,000
ING Bank NV (b)	0.410%	04/04/2013	04/04/2013	350,000,000	350,000,000
ING Bank NV (b)	0.410%	04/05/2013	04/05/2013	350,000,000	350,000,000
ING Bank NV (b)	0.310%	05/24/2013	05/24/2013	400,000,000	400,000,000
ING Bank NV (b)	0.300%	06/17/2013	06/17/2013	300,000,000	300,000,000
Lloyds TSB Bank (b)	0.190%	05/03/2013	05/03/2013	370,000,000	370,000,000
National Australia Bank Ltd. (b)	0.235%	05/14/2013	05/14/2013	300,000,000	300,001,790
National Australia Bank Ltd. (d)	0.299%	06/28/2013	09/30/2013	300,000,000	300,000,000
National Australia Bank Ltd. (d)	0.304%	04/30/2013	09/30/2013	300,000,000	300,000,000
Nordea Bank AB (b)	0.210%	06/04/2013	06/04/2013	108,000,000	108,000,000
Nordea Bank AB (b)	0.200%	06/05/2013	06/05/2013	164,000,000	164,000,000
Nordea Bank AB (b)	0.260%	06/06/2013	06/06/2013	200,000,000	199,998,169
Nordea Bank AB (d)	0.303%	04/17/2013	01/17/2014	200,000,000	200,000,000
Norinchukin Bank (b)	0.180%	04/19/2013	04/19/2013	350,000,000	350,000,000
Rabobank Nederland NV (d)	0.371%	04/25/2013	07/25/2013	65,000,000	65,000,000
Rabobank Nederland NV (d)	0.381%	04/25/2013	07/25/2013	165,000,000	165,000,000
Royal Bank of Canada (d)	0.342%	05/10/2013	08/12/2013	75,000,000	75,000,000
Royal Bank of Canada (d)	0.337%	05/28/2013	08/27/2013	67,500,000	67,500,000
Skandinaviska Enskilda Banken AB (d)	0.414%	04/04/2013	04/04/2013	385,000,000	385,000,000
Skandinaviska Enskilda Banken AB (b)	0.340%	04/12/2013	04/12/2013	470,000,000	470,000,000
Sumitomo Mitsui Banking Corp. (b)	0.250%	05/17/2013	05/17/2013	300,000,000	300,000,000
Sumitomo Mitsui Banking Corp. (b)	0.240%	05/23/2013	05/23/2013	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp. (b)	0.240%	06/04/2013	06/04/2013	300,000,000	300,000,000
Sumitomo Mitsui Banking Corp. (b)	0.240%	06/07/2013	06/07/2013	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp. (d)	0.243%	04/19/2013	06/19/2013	145,000,000	145,000,000
Sumitomo Mitsui Banking Corp. (b)	0.240%	06/25/2013	06/25/2013	450,000,000	450,000,000
Svenska Handelsbanken AB (b)	0.235%	04/04/2013	04/04/2013	175,000,000	175,000,000
Svenska Handelsbanken AB (b)	0.245%	05/24/2013	05/24/2013	121,000,000	121,000,000
Svenska Handelsbanken AB (b)	0.255%	07/08/2013	07/08/2013	161,000,000	161,002,189
Svenska Handelsbanken AB (b)	0.255%	07/15/2013	07/15/2013	154,000,000	154,000,729
Swedbank AB (d)	0.374%	04/05/2013	11/05/2013	278,000,000	278,000,000
Toronto Dominion Bank (b)	0.200%	04/18/2013	04/18/2013	600,000,000	600,000,000
Toronto Dominion Bank (b)	0.200%	05/07/2013	05/07/2013	250,000,000	250,000,000
UBS AG (d)	0.334%	04/02/2013	05/01/2013	270,000,000	270,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT - (continued)
UBS AG (b)	0.230%	05/31/2013	05/31/2013	$143,000,000	$143,000,000
UBS AG (b)	0.270%	06/28/2013	06/28/2013	114,000,000	114,000,000
UBS AG (b)	0.260%	07/09/2013	07/09/2013	300,000,000	300,000,000
Westpac Banking Corp. (d)	0.353%	04/17/2013	01/17/2014	155,000,000	154,993,821

TOTAL CERTIFICATES OF DEPOSIT					14,552,489,639

OTHER NOTES — 7.4%
Bank of America NA (b)	0.300%	04/02/2013	04/02/2013	210,000,000	210,000,000
Bank of America NA (b)	0.300%	04/12/2013	04/12/2013	300,000,000	300,000,000
Canadian Imperial Bank (b)	0.070%	04/01/2013	04/01/2013	120,000,000	120,000,000
DnB Bank ASA (b)	0.080%	04/01/2013	04/01/2013	600,000,000	600,000,000
JPMorgan Chase Bank NA (d)	0.361%	06/07/2013	04/07/2014	260,000,000	260,000,000
Natixis Commercial Paper Corp. (b)	0.180%	04/01/2013	04/01/2013	343,676,000	343,676,000
Societe Generale (b)	0.160%	04/01/2013	04/01/2013	56,731,000	56,731,000
Svenska Handelsbanken AB (c)(d)	0.294%	04/29/2013	08/27/2013	180,000,000	180,000,000
Toyota Motor Credit Corp. (d)	0.331%	06/10/2013	09/09/2013	45,860,000	45,860,000
Wells Fargo Bank Na (d)	0.343%	04/22/2013	04/17/2014	227,000,000	227,000,000

TOTAL OTHER NOTES					2,343,267,000

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 18.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2013 (collateralized by a Federal Home Loan Bank, 0.280% due 02/24/2014, Federal Home Loan Mortgage Corporations, 0.450% - 5.125% due 01/09/2014 - 11/17/2017, and Federal National Mortgage Associations, 0.560% - 6.250% due 02/16/2016 - 05/15/2029, valued at $102,001,107); expected proceeds $100,001,750	0.090%	04/03/2013	04/03/2013	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 0.300% - 1.250% due 02/06/2015 - 10//02/2019, and a Resolution Funding Strip, 0.000% due 04/15/2030, valued at $239,700,298); expected proceeds $235,004,439	0.170%	04/01/2013	04/01/2013	235,000,000	235,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 0.601% - 5.000% due 01/01/2025 - 04/01/2043, Federal National Mortgage Associations, 0.454% - 5.500% due 03/01/2023 - 04/01/2043, and Government National Mortgage Associations, 2.500% - 4.500% due 06/15/2039 - 02/15/2053, valued at $380,460,000); expected proceeds $373,013,055	0.180%	04/04/2013	04/04/2013	373,000,000	373,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — (continued)
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% - 5.500% due 04/01/2024 - 09/01/2042, Federal National Mortgage Associations, 3.000% - 5.000% due 08/01/2023 - 12/01/2042, and Government National Mortgage Associations, 3.000% - 3.500% due 09/15/2042 - 12/20/2042, valued at $134,640,001); expected proceeds $132,002,933	0.200%	04/01/2013	04/01/2013	$132,000,000	$132,000,000

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 3/28/2013 (collateralized by Federal Farm Credit Banks, 0.250% - 3.875% due 10/07/2013 - 11/28/2033, Federal Home Loan Banks, 0.000% - 5.500% due 07/30/2013 - 12/20/2027, Federal Home Loan Mortgage Corporations, 0.000% - 5.000% due 02/25/2014 - 05/04/2037, Federal National Mortgage Associations, 0.375% - 5.625% due 05/15/2014 - 07/15/2037, a Financing Corporation Strip, 0.000% due 04/06/2018, a Resolution Funding Strip, 0.000% due 01/15/2030, and a Tennessee Valley Authority, 6.235% due 07/15/2045, valued at $205,020,461); expected proceeds $201,003,573

	0.160%	04/01/2013	04/01/2013	201,000,000	201,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 08/01/2042, and a Federal National Mortgage Association, 4.000% due 12/01/2040, valued at $321,300,000); expected proceeds $315,007,000	0.200%	04/01/2013	04/01/2013	315,000,000	315,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 1.570% due 01/08/2020, and a Federal National Mortgage Association, 1.710% due 01/15/2020, valued at $338,640,144); expected proceeds $332,009,222	0.250%	04/01/2013	04/01/2013	332,000,000	332,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/25/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 5.500% due 04/01/2026 - 04/01/2043, and Federal National Mortgage Associations, 2.500% - 6.500% due 01/01/2023 - 04/01/2043, valued at $545,700,000); expected proceeds $535,016,644	0.160%	04/01/2013	04/01/2013	535,000,000	535,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/26/2013 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 7.000% due 12/01/2019 - 03/01/2043, and Federal National Mortgage Associations, 2.500% - 6.500% due 06/01/2022 - 03/01/2043, valued at $255,000,000); expected proceeds $250,006,806	0.140%	04/02/2013	04/02/2013	$250,000,000	$250,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/27/2013 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 5.500% due 09/01/2025 - 03/01/2043, and Federal National Mortgage Associations, 2.500% - 6.500% due 10/01/2018 - 04/01/2043, valued at $816,000,001); expected proceeds $800,020,222	0.130%	04/03/2013	04/03/2013	800,000,000	800,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 6.750% due 03/15/2031, and a Federal National Mortgage Association, 1.050% due 11/15/2017, valued at $153,000,149); expected proceeds $150,003,208	0.110%	04/04/2013	04/04/2013	150,000,000	150,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 6.500% due 11/01/2024 - 04/01/2043, and Federal National Mortgage Associations, 2.500% - 6.500% due 05/01/2026 - 03/01/2043, valued at $777,240,000); expected proceeds $762,016,933	0.200%	04/01/2013	04/01/2013	762,000,000	762,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 8.000% due 11/01/2017 - 09/01/2048, and Federal National Mortgage Associations, 2.500% - 8.000% due 07/01/2018 - 08/05/2050, valued at $153,000,000); expected proceeds $150,004,083	0.140%	04/04/2013	04/04/2013	150,000,000	150,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal National Mortgage Associations, 0.625% - 1.125% due 09/26/2016 - 04/27/2017, valued at $74,460,251); expected proceeds $73,001,460	0.180%	04/01/2013	04/01/2013	73,000,000	73,000,000
Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2013 (collateralized by Federal National Mortgage Associations, 3.000% - 4.000% due 01/01/2043 - 04/01/2043, valued at $306,000,866); expected proceeds $300,007,333	0.220%	04/01/2013	04/01/2013	300,000,000	300,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2013 (collateralized by Federal National Mortgage Associations, 3.500% due 04/01/2027 - 10/01/2042, valued at $15,300,002); expected proceeds $15,000,317	0.190%	04/01/2013	04/01/2013	$15,000,000	$15,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/26/2013 (collateralized by Federal National Mortgage Associations, 3.500% due 03/01/2026 - 01/01/2043, valued at $306,000,001); expected proceeds $300,007,583	0.130%	04/02/2013	04/02/2013	300,000,000	300,000,000
Agreement with Morgan Stanley & Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 3.500% due 07/01/2026 - 10/01/2042, Federal National Mortgage Associations, 3.000% - 4.000% due 08/01/2032 - 10/01/2042, and Government National Mortgage Associations, 2.000% - 4.000% due 03/20/2028 - 03/20/2043, valued at $427,380,000); expected proceeds $419,011,639	0.250%	04/01/2013	04/01/2013	419,000,000	419,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 3.000% due 10/15/2042 - 03/15/2043, and a Federal National Mortgage Association, 0.604% due 02/25/2043, valued at $158,100,001); expected proceeds $155,003,444	0.200%	04/01/2013	04/01/2013	155,000,000	155,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal National Mortgage Associations, 3.000% - 3.500% due 07/01/2027 - 10/01/2042, valued at $127,500,001); expected proceeds $125,004,375	0.180%	04/04/2013	04/04/2013	125,000,000	125,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal National Mortgage Associations, 0.500% - 5.000% due 10/30/2015 - 12/27/2018, valued at $255,000,307); expected proceeds $250,004,722	0.170%	04/01/2013	04/01/2013	250,000,000	250,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					5,972,000,000

TREASURY REPURCHASE AGREEMENTS — 5.8%
Agreement with Barclays Capital, Inc., dated 03/28/2013 (collateralized by a U.S. Treasury Note, 4.500% due 04/15/2015, valued at $1,019,114,803); expected proceeds $1,000,016,667	0.150%	04/01/2013	04/01/2013	1,000,000,000	1,000,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS - (continued)
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2013 (collateralized by U.S. Treasury Strips, 0.000% - 4.625% due 10/31/2013 - 11/15/2022, valued at $178,500,083); expected proceeds $175,003,403	0.100%	04/03/2013	04/03/2013	$175,000,000	$175,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/27/2013 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2015 - 11/15/2022, valued at $204,004,697); expected proceeds $200,003,111	0.080%	04/03/2013	04/03/2013	200,000,000	200,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by U.S. Treasury Strips, 0.000% - 7.250% due 04/25/2013 - 02/15/2039, valued at $160,140,055); expected proceeds $157,002,966	0.170%	04/01/2013	04/01/2013	157,000,000	157,000,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2013 (collateralized by U.S. Treasury Notes, 0.250% - 2.625% due 07/31/2013 - 08/15/2022, valued at $298,862,223); expected proceeds $293,006,511	0.200%	04/01/2013	04/01/2013	293,000,000	293,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					1,825,000,000

TOTAL INVESTMENTS(e)(f)† — 100.0%					31,555,755,308
Other Assets in Excess of Liabilities — 0.00%(g)					6,326,061

NET ASSETS — 100.0%					$31,562,081,369

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,974,792,222 or 6.26% of net assets as of March 31, 2013.
(b)	Rate represents annualized yield at date of purchase.
(c)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,821,944,733 or 8.94% of net assets as of March 31, 2013.
(d)	Variable Rate Security - Interest rate shown is rate in effect as of March 31, 2013.
(e)	The values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
(f)	Also represents the cost for federal tax purposes.
(g)	Amount represents less than 0.05% of net assets.
†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	31,555,755,308
Level 3 – Significant Unobservable Inputs	—

Total Investments	$31,555,755,308

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2013, there were no transfers between levels.

Item 2.	Controls and Procedures

(a) The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President

Date: May 24, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President

Date: May 24, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: May 24, 2013